Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended		60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Archer Balanced Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	16.03%			8.10%	6.97%
Archer Income Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%			1.59%	1.92%
Archer Stock Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	25.24%			14.58%	9.22%
Archer Dividend Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	19.39%			7.75%	6.76%
Archer Focus Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	25.42%		10.97%
Archer Multi Cap Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	27.46%		10.53%
Dow Jones Moderate
Average Annual Return [Line Items]
Average Annual Return, Percent	15.24%			7.85%	7.18%
Morningstar Moderate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%			6.94%	5.99%
Barclays Capital
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%			(0.04%)	1.64%
Barclays Intermediate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.63%			1.58%	2.46%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%			15.90%	12.96%
S P 400 Midcap [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%			12.15%	9.65%
Dow Jones Large Cap [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.57%			10.55%	10.04%
Morningstar Dividend Yield Plus
Average Annual Return [Line Items]
Average Annual Return, Percent	18.55%			7.03%	5.95%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	22.06%		10.72%
S P 500 Index 2 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	14.59%
S&P 500 Index3
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		14.59%
S P 600 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.24%		8.92%
S P 400 Midcap 2 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%		10.74%
Synthetic Blend [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%		11.67%